Stock-Based Compensation - Summary of Company's Restricted Shares (Detail) - $ / shares			12 Months Ended
	Sep. 12, 2016	Apr. 06, 2016	Mar. 31, 2017	Mar. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted, Restricted Shares	9,000	8,000	17,000	511,784
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested, Restricted Shares, Beginning Balance			506,362	7,628
Vested, Restricted Shares			(95,886)	(6,226)
Forfeited, Restricted Shares			(60,049)	(6,824)
Non-vested, Restricted Shares, Ending balance			367,427	506,362
Non-vested, Weighted Average Grant Date Fair Value, Beginning Balance			$ 13.84	$ 10.02
Non-vested, Weighted Average Grant Date Fair Value, Granted			15.03	13.84
Non-vested, Weighted Average Grant Date Fair Value, Vested			13.84	9.27
Non-vested, Weighted Average Grant Date Fair Value, Forfeited			13.84	13.84
Non-vested, Weighted Average Grant Date Fair Value, Ending Balance			$ 13.89	$ 13.84